Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 2,172,758	$ 1,752,630	$ 1,907,882
Accounts receivable, net	898,399	1,176,059	792,380
Accounts receivable, unbilled	473,986	444,782	523,522
Parts and supplies, net	65,713	76,691	79,784
Other contract assets	86,603	78,556	31,283
Prepaid expenses and other current assets	211,087	155,550	130,883
Total current assets	3,908,546	3,684,268	3,465,734
Property and equipment, net	1,087,832	1,091,780	698,752
Right of use assets	3,687,107	3,841,612	2,641,005
Intangible assets, net	914,377	968,496	1,184,971
Goodwill	2,322,887	2,322,887	2,322,887
Other assets	79,293	53,089	31,284
Total assets	12,000,042	11,962,132	10,344,633
Current liabilities:
Accounts payable	330,270	181,521	141,823
Accrued compensation	287,044	343,576	271,889
Accrued expenses, other	155,384	161,862	131,685
Lease liabilities - current	635,423	616,070	518,531
Deferred revenues	1,136,066	1,194,649	996,131
Deferred compensation	80,662	100,828	100,828
Earnout liabilities - current	994,527	958,818	877,522
Accrued interest payable - current			5,941
Notes payable - current	1,807,128		580,638
Total current liabilities	5,426,504	3,557,324	3,624,988
Long-term liabilities:
Notes payable - net of current portion		1,754,527	1,802,184
Lease liabilities - net of current portion	3,151,110	3,316,682	2,196,951
Earnout liabilities - net of current portion	700,358	671,863	1,566,478
Total long-term liabilities	3,851,468	5,743,072	5,565,613
Total liabilities	9,277,972	9,300,396	9,190,601
Stockholders’ equity:
Common stock, $0.001 par value, 25,000,000 shares authorized; 2,831,169 and 2,823,072 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively	2,831	2,823	2,811
Additional paid-in capital	24,377,681	24,297,229	24,147,488
Accumulated deficit	(21,658,442)	(21,638,316)	(22,996,267)
Total stockholders’ equity	2,722,070	2,661,736	1,154,032
Total liabilities and stockholders’ equity	$ 12,000,042	$ 11,962,132	$ 10,344,633